Application Of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Jun. 30, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)
Application Of New and Revised International Financial Reporting Standards (“IFRS”)
The following standards, interpretations and amendments to existing standards are not yet effective and have not been adopted early by the Group.
IFRS 9 – “Financial Instruments”
IFRS 9 Financial Instruments replaces the corresponding requirements of IAS 39 Financial Instruments: Recognition and Measurement and applies to periods beginning on or after 1 January 2018. It includes requirements on the classification of financial assets and financial liabilities; impairment and the effective interest method; and hedge accounting.  The Group’s adoption of the standard on 1 July 2018 is not expected to have a material impact on the measurement, presentation or disclosure of financial assets and financial liabilities in the consolidated financial statements.
IFRS 15 – “Revenue from Contracts with Customers”
IFRS 15 Revenue from Contracts with Customers provides new guidance for recognising revenue from all contracts with customers, except for contracts within the scope of the IFRS standards on leases, insurance and financial instruments. IFRS 15 requires an entity to recognise revenue in an amount that reflects the consideration to which the entity expects to be entitled in exchange for goods or services, when control of those goods or services transfers to the customer. IFRS 15 also requires expanded qualitative and quantitative disclosures regarding the nature, timing and uncertainty of revenue and cash flows arising from contracts with customers. Furthermore, IFRS 15 requires an entity to recognise (1) certain incremental costs to obtain a contract and (2) certain costs to fulfill a contract as an asset, which the entity must subsequently (a) amortise on a systematic basis that is consistent with the transfer of the goods or services to which the asset relates and (b) evaluate for impairment, if one or more factors or circumstances indicates that the carrying value of the asset may not be recoverable.
The Group will adopt IFRS 15 effective 1 July 2018 on a modified retrospective basis. Under this transition method, the Group will apply the new standard to contracts that are not substantially completed as of 1 July 2018. Management have performed a full assessment of the impact of IFRS 15. The full assessment involved the evaluation of significant, representative contracts entered into with customers under the five-step model prescribed by IFRS 15. This included a review of the contract acquisition costs, including the Group’s sales commission schemes, to determine whether the Group incurs incremental costs to obtain contracts that must be recognised as an asset and subsequently amortised pursuant to IFRS 15.
The Group had identified contract types, performance obligations and specific contract terms that have been separately evaluated for purposes of revenue recognition under IFRS 15. Since the majority of the Group’s services are charged to clients on a time and materials basis where the revenue generated is both variable and contingent based upon the hours worked by the Group’s employees, the Group’s current revenue policy of recognising revenue as the contract progresses will continue to be appropriate under IFRS 15. For fixed price contracts with milestones, the specific terms and conditions of a contract were reviewed and determined whether the revenue attributable to the contract will be recognised over time or at a point in time.
The Group also utilised all relevant practical expedients available under IFRS 15 for purposes of revenue recognition, including the practical expedient that permits an entity to expense contract acquisition costs as incurred, when the amortisation period for these costs is otherwise expected to be one year or less. The adoption of IFRS 15 will involve additional disclosures but not result in a material change to the 1 July 2018 opening balance sheet.
IFRS 16 – “Leases”
IFRS 16 Leases is effective for annual periods beginning on or after 1 January 2019. IFRS 16 requires lessees to recognise all leases with a lease term of greater than 12 months in the balance sheet by recognising a right of use asset and a corresponding financial liability to the lessor based on the present value of future lease payments. The new standard also eliminates the distinction between operating and finance leases. The majority of the Group lease portfolio relates to property leases. The Group is performing an assessment of the impact of adoption of IFRS 16 on its consolidated financial statements and related disclosures, which was ongoing at the end of the reporting period.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2018:

•	IFRIC 22 - Foreign Currency Transactions and Advance Consideration

•	Amendments to IAS 40 - Investment Property - Transfers of Investment Property

•	Amendments to IFRS 2 - Share-based Payment Transactions - Classification and measurement of Share-based Payment Transactions

•	Amendments to IFRS 4 - Insurance contracts - Applying IFRS 9 Financial Instruments with IFRS 4 Insurance contracts

Effective for annual periods beginning on or after January 2019:

•	IFRIC 23 - Uncertainty over Income Tax Treatments

•	Amendments to IFRS 9 - Financial Instruments - Prepayment Features with Negative Compensation

•	Amendments to IAS 28 - Investments in Associates and Joint Ventures - Long-term Interest in Associates and Joint Ventures

•	Amendments to IAS 19 - Employee Benefits - Plan Amendment, Curtailment or Settlement

•	Annual Improvements to IFRS 2015 - 2017 Cycle

Effective for annual periods beginning on or after January 2020:

•	Amendments to References to the Conceptual Framework in IFRS Standards

Effective for annual periods beginning on or after January 2021:

•	IFRS 17 - Insurance Contracts